Reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	€ 2,227.4	€ 1,758.8
Cash inflow	799.3	800.0
Cash outflow	(947.9)	(436.0)
Interest accretion	2.3	2.2
Financial liabilities recognised as of acquisition date		19.6
Exchange movement	60.9	64.1
Fair value changes	0.0	0.0
Other non-cash adjustments	22.9	18.7
Closing balance	2,164.9	2,227.4
Interest accretion	2.3	2.2
Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	19.7	3.3
Cash inflow	0.0	0.0
Cash outflow	(68.5)	(38.1)
Interest accretion	77.5	57.6
Financial liabilities recognised as of acquisition date		0.0
Exchange movement	(0.3)	(0.2)
Fair value changes	0.0	0.0
Other non-cash adjustments	(2.3)	(2.9)
Closing balance	26.1	19.7
Interest accretion	77.5	57.6
Forward foreign exchange and currency swap contract | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	0.4	0.2
Cash inflow	0.3	0.3
Cash outflow	0.0	0.0
Interest accretion	0.0	0.0
Financial liabilities recognised as of acquisition date		0.0
Exchange movement	0.0	0.0
Fair value changes	(0.7)	(0.1)
Other non-cash adjustments	0.0	0.0
Closing balance	0.0	0.4
Interest accretion	0.0	0.0
Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	20.6	72.3
Cash inflow	139.1	1.4
Cash outflow	0.0	(2.3)
Interest accretion	0.0	0.0
Financial liabilities recognised as of acquisition date		0.0
Exchange movement	0.0	0.0
Fair value changes	(103.3)	(44.0)
Other non-cash adjustments	0.0	(6.8)
Closing balance	56.4	20.6
Interest accretion	€ 0.0	€ 0.0